UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21975

Allianz RCM Global EcoTrends Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-739-3371

Date of fiscal year end:	November 30, 2007

Date of reporting period:	February 28, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Allianz RCM Global EcoTrends Fund

February 28, 2007 (unaudited)

	Shares	Value*
COMMON STOCK—95.7%

Australia—1.3%
Transpacific Industries Group Ltd.	135,395	$1,084,610

Austria—1.7%
Andritz AG	2,643	556,058
Christ Water Technology AG (a)	14,297	245,127
Mayr Melnhof Karton AG	2,923	566,031
		1,367,216
Belgium—0.6%
Umicore	2,814	480,969

Cayman Islands—3.8%
Suntech Power Holdings Co., Ltd. ADR (a)	85,300	3,092,125

Denmark—8.7%
Novozymes A/S	18,600	1,599,332
Vestas Wind Systems A/S (a)	117,300	5,447,461
		7,046,793
France—6.1%
Air Liquide	2,558	585,636
EDF Energies Nouvelles S.A. (a)	5,204	286,281
Eurofins Scientific (a)	9,602	778,349
Schneider Electric S.A.	9,155	1,109,595
Seche Environnement	5,627	965,276
Veolia Environnement	17,132	1,206,135
		4,931,272
Germany—12.7%
Conergy AG	34,696	2,442,726
Interseroh AG zur Verwertung von Sekundaerrohstoffen	7,567	346,118
Nordex AG (a)	26,415	811,467
Q-Cells AG (a)	43,130	2,561,065
Rational AG	8,325	1,397,615
Solar World AG	20,214	1,459,964
Techem AG	16,591	1,224,422
		10,243,377
Ireland—3.6%
Kingspan Group PLC	105,354	2,867,358

Japan—4.3%
Asahi Pretec Corp.	26,100	612,814
Horiba Ltd.	29,200	955,088
Kurita Water Industries Ltd.	51,600	1,185,160
Toyota Motor Corp.	11,200	752,260
		3,505,322
Netherlands—1.6%
Arcadis NV	11,599	727,254
Koninklijke (Royal) Philips Electronics NV	15,514	569,304
		1,296,558
Norway—8.2%
Renewable Energy Corp AS (a)	319,800	6,595,097

Spain—10.7%
Abengoa S.A.	69,417	2,518,571
Acciona S.A.	4,383	874,579
Gamesa Corp. Tecnologica S.A.	183,831	5,263,489
		8,656,639
Sweden—1.5%
Alfa Laval AB	9,900	493,062
JM AB	23,200	690,234
		1,183,296
Switzerland—0.7%
ABB Ltd.	32,905	548,737

United Kingdom—3.7%
Ceres Power Holdings PLC (a)	76,632	372,371
Clipper Windpower PLC (a)	103,755	1,284,899
Johnson Matthey PLC	27,056	816,235
Spice PLC	53,676	526,084
		2,999,589
United States—26.5%
Clarcor, Inc.	33,379	1,034,415
Danaher Corp.	4,478	320,804
Donaldson Co., Inc.	17,646	632,786
Energy Conversion Devices, Inc. (a)	39,108	1,177,151
ESCO Technologies, Inc. (a)	16,912	737,194
First Solar, Inc. (a)	61,224	2,923,446
Insituform Technologies, Inc. (a)	15,533	393,606
Itron, Inc. (a)	26,194	1,692,656
ITT Industries, Inc.	12,416	735,275
LKQ Corp. (a)	57,007	1,238,192
Nalco Holding Co. (a)	73,085	1,746,731
Ormat Technologies, Inc.	23,996	932,245
Pall Corp.	37,811	1,307,504
Pentair, Inc.	31,957	997,698
Regal-Beloit Corp.	24,190	1,094,356
Roper Industries, Inc.	17,617	935,815
Stericycle, Inc. (a)	37,623	2,927,446
Sunpower Corp. (a)	12,309	532,980
		21,360,300

Total Common Stock (cost—$78,410,491)		77,259,258

Schedule of Investments

Allianz RCM Global EcoTrends Fund

February 28, 2007 (unaudited)

	Principal
	Amount
	(000s)	Value*

REPURCHASE AGREEMENT—6.7%

State Street Bank & Trust Co.,
dated 2/28/07, 4.90%, due	$5,362	$5,362,000
3/1/07, proceeds $5,362,730;
collateralized by Fannie Mae,
6.00%, due 5/15/08, valued
at $5,469,358 including accrued
interest (cost—$5,362,000)

Total Investments (cost—$83,772,491)(b)—102.4%		82,621,258

Liabilities in excess of other assets—(2.4)%		(1,907,849)

Net Assets—100.0%		$80,713,409

Notes to Schedule of Investments:
(a) Non-income producing.

(b) Securities with an aggregate value of $50,709,569 representing 62.83% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR - American Depositary Receipt

Notes to Schedule of Investments:

*                      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities.

Item 2.	Controls and Procedures

(a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz RCM Global EcoTrends Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2007